Warrants (Schedule of Warrant Activity) (Detail) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	2,570	1,116	428
Granted	17,000	1,482	700
Exercised	0	(19)	0
Class of Warrant or Right, Expired	(13)	(9)	(12)
Warrants outstanding , Ending balance	19,557	2,570	1,116
February 2017
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	0
Granted	17,000
Exercised	0
Class of Warrant or Right, Expired	0
Warrants outstanding , Ending balance	17,000	0
July 2016
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	700	0
Granted	0	700
Exercised	0	0
Class of Warrant or Right, Expired	0	0
Warrants outstanding , Ending balance	700	700	0
January 2016
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	682	0
Granted	0	682
Exercised	0	0
Class of Warrant or Right, Expired	0	0
Warrants outstanding , Ending balance	682	682	0
March 2015
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	700	700	0
Granted	0	0	700
Exercised	0	0	0
Class of Warrant or Right, Expired	0	0	0
Warrants outstanding , Ending balance	700	700	700
September 2013
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	199	199	199
Granted	0	0	0
Exercised	0	0	0
Class of Warrant or Right, Expired	0	0	0
Warrants outstanding , Ending balance	199	199	199
December 2012
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	152	152	152
Granted	0	0	0
Exercised	0	0	0
Class of Warrant or Right, Expired	0	0	0
Warrants outstanding , Ending balance	152	152	152
April 2011
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	13	31	31
Granted	0	0	0
Exercised	0	(18)	0
Class of Warrant or Right, Expired	(13)	0	0
Warrants outstanding , Ending balance	0	13	31
Other
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	124	24	36
Granted	0	100	0
Exercised	0	0	0
Class of Warrant or Right, Expired	0	0	(12)
Warrants outstanding , Ending balance	124	124	24
March 2011
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	0	9	9
Granted		0	0
Exercised		(1)	0
Class of Warrant or Right, Expired		(8)	0
Warrants outstanding , Ending balance		0	9
March 2010
Class of Warrant or Right [Line Items]
Warrants outstanding , Beginning balance	0	1	1
Granted		0	0
Exercised		0	0
Class of Warrant or Right, Expired		(1)	0
Warrants outstanding , Ending balance		0	1